Accrued Expenses and Other Current Liabilities	9 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 10 — Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	June 30, 2024	September 30, 2023
Accrued compensation and benefits	$1,906	$2,841
Accrued professional fees	566	273
Accrued interest	114	304
Deferred revenue	1,323	138
Committed equity facility fees	1,555	—
Unpaid Merger-related transaction costs	1,090	—
RaGE Earn-out	628	—
Other	1,657	963
Total accrued expenses and other current liabilities	$8,839	$4,519